Document and Entity Information	0 Months Ended
Feb. 27, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 27, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Apr. 30, 2014